COMMITMENTS AND CONTINGENCIES (Details - Supplemental information related to leases) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property Available for Operating Lease [Member]
Operating lease cost	$ 195,409	$ 195,410	$ 781,638	$ 781,638
Short-term lease cost	5,303	4,296	21,909	63,770
Operating cash outflow used for operating leases	$ 199,224	$ 194,367	$ 779,087	$ 696,869
Weighted average discount rate	9.00%	9.00%	9.00%	9.00%
Weighted average remaining lease term	7 years 3 months	8 years 3 months 18 days	7 years 6 months	8 years 6 months
Property Available For Master Lease [Member]
Operating lease cost	$ 121,013		$ 3,900
Short-term lease cost	487,695		367,451
Operating cash outflow used for operating leases	$ 11,700		$ 3,900
Weighted average discount rate	8.63%	0.00%	8.63%
Weighted average remaining lease term	5 years 2 months 1 day		5 years 4 months 24 days